Business Combination	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business Combination

3. Business Combination

In 2024 and 2025, the Group entered into share purchase agreements to purchase equity interest in several entities, of which major ones are described as follows. In accordance with ASC 805, the acquisition of those entities had been accounted for as a business combination. The Group has consolidated all of the relevant entities since their respective acquisition dates, and has incorporated the results of operations since the acquisition dates in the Group’s consolidated financial statements.

Acquisition of Yonghui Yunjin

In June 2024, the Group purchased 65% of the common shares of Yonghui Yunjin Technology Co., Ltd. and two of its wholly-owned subsidiaries, Chongqing Yonghui Small Loan Co., Ltd. (“Yonghui Small Loan”) and Yonghui Qinghe Commercial Factoring (Chongqing) Co., Ltd. (“Yonghui Qinghe”) (together as “Yonghui Yunjin”) for a total cash consideration of RMB382.8 million.

Acquisition of PIF

In 2024, the Group, through one of its subsidiaries, entered into a deal to purchase common shares of PT Pratama Interdana Finance (“PIF”). As of December 31, 2024, the Group paid cash consideration of IDR197.2 billion (around RMB89.4 million) and is entitled to 83.75% of interest in PIF.

The allocation of the purchase price in aggregate is as follows:

	As of acquisition date	Amortization years
	RMB

Identifiable assets acquired
Identifiable intangible asset*	38,606	Indefinite
Cash	552,685
Deferred tax asset	26,237
Other asset	104,896
Identifiable liabilities assumed
Deferred tax liability	(8,940)
Other liability	(14,425)
Non-controlling interest	(222,941)
Total purchase price	476,118

*	The intangible asset refers to the Micro-Lending License of Yonghui Small Loan and the Multi-finance License of PIF that qualify the “contractual-legal” criterion. They are recognized at fair value.

In September 2025, the Group additional acquired the 6.905% of the equity interests in Yonghui Yunjin with a total cash consideration of approximately RMB 41.5 million.

In December 2025, the Group additional acquired the remaining 16.25% of the equity interests in PIF with a total cash consideration of approximately RMB 12.3 million.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

3. Business Combination (Continued)

Acquisition of Fundo

In July 2025, the Group acquired a 40% equity interest in Fundo Loans Pty Ltd (“Fundo”) with a cash consideration of AUD16.0 million (around RMB74.8 million). The 40% equity interest held in Fundo was accounted for under the equity method as the Group has the ability to exercise significant influence but does not have control.

In October 2025, the Group acquired 100% equity interests of Fundo by purchasing the remaining 60% interest with a cash consideration of AUD33.1 million (around RMB159.9 million). Upon the consummation of the acquisition, the Group effectively controls Fundo. Therefore, the financial statements of Fundo have been consolidated into the Group’s consolidated financial statements from the date control was obtained.

The Group accounted for the step acquisition using the acquisition method of accounting. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date. The excess of (i) the total costs of acquisition and acquisition date fair value of previously held equity interest in Fundo over (ii) the fair value of the identifiable net assets of Fundo is recorded as goodwill which was attributed to expected synergies arising from the acquisition. The allocation of the purchase price as of the date of acquisition is summarized as follows:

	As of acquisition date	Amortization years
	RMB
Identifiable assets acquired
Identifiable intangible asset*	123,450	Indefinite
Fair value adjustment of property, equipment and software	16,811
Cash	17,564
Goodwill	79,759
Other assets	141,537
Identifiable liabilities assumed
Deferred tax liability	(42,078)
Other liabilities	(105,648)
Total purchase price is comprised of:	231,395
- cash consideration	159,861
- fair value of previously held equity interests	71,534

*	The intangible asset refers to the Australian Credit License of Fundo that qualify the “contractual-legal” criterion. It is recognized at fair value.

Other than the acquisition disclosed above, none of other acquisition occurred during the periods presented was material to our business or financial results. Other immaterial acquisitions in 2023, 2024 and 2025 with total consideration of nil, RMB4.0 million and nil were immaterial that resulted in no recorded goodwill and recorded intangible assets of nil, RMB5.1 million and nil respectively.

Pro forma results of operations for all the acquisitions have not been presented because they were not material to the consolidated statements of operations and comprehensive income for the years ended December 31, 2023, 2024 and 2025, either individually or in aggregate.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)